Shareholder Report, Holdings (Details) - C000238108	Apr. 30, 2025
Uber Technologies8658197
Holdings [Line Items]
Percent of Total Investments	6.80%
Elevance Health8658159
Holdings [Line Items]
Percent of Total Investments	6.30%
Delta Air Lines8658156
Holdings [Line Items]
Percent of Total Investments	5.40%
Nintendo8658215
Holdings [Line Items]
Percent of Total Investments	5.10%
Energy Transfer8658163
Holdings [Line Items]
Percent of Total Investments	4.60%
Labcorp Holdings8658211
Holdings [Line Items]
Percent of Total Investments	4.40%
Airbus8658204
Holdings [Line Items]
Percent of Total Investments	4.30%
Flutter Entertainment8658170
Holdings [Line Items]
Percent of Total Investments	4.10%
Bristol-Myers Squibb8658136
Holdings [Line Items]
Percent of Total Investments	4.00%
Medtronic8658174
Holdings [Line Items]
Percent of Total Investments	4.00%
Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.20%
France
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Japan
Holdings [Line Items]
Percent of Net Asset Value	8.90%
United States
Holdings [Line Items]
Percent of Net Asset Value	73.50%